Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of net income per common share

	2013	2012	2011
Basic
Average common shares outstanding	100,897,512	101,714,901	103,471,323
Net income	$752,561	$631,034	$441,860
Less net income allocated to unvested restricted shares	(4,596)	(5,114)	(4,825)
Net income allocated to common shares	$747,965	$625,920	$437,035
Net income per common share	$7.41	$6.15	$4.22
Diluted
Average common shares outstanding	100,897,512	101,714,901	103,471,323
Stock options and other contingently issuable shares (a)	2,151,359	2,215,528	2,200,650
Average common shares outstanding assuming dilution	103,048,871	103,930,429	105,671,973
Net income	$752,561	$631,034	$441,860
Less net income allocated to unvested restricted shares assuming dilution	(4,509)	(5,008)	(4,756)
Net income allocated to common shares assuming dilution	$748,052	$626,026	$437,104
Net income per common share	$7.26	$6.02	$4.14

(a)	Stock options and other contingently issuable shares excludes 842,354, 1,047,734 and 101,260 shares at December 31, 2013, 2012 and 2011, respectively, due to their anti-dilutive effect.